Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	9.25% Series B Cumulative Redeemable Preferred Stock, $0.001 par value per share
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,002.50
Offering Note	Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR (Registration No. 333-285148), filed with the Securities and Exchange Commission on February 21, 2025, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and is paid herewith.